Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	000-27563
Entity Registrant Name	SARATOGA RESOURCES INC /TX
Entity Central Index Key	0001096339
Entity Tax Identification Number	76-0314489
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1304 Alta Vista
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	512
Local Phone Number	940-1948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false